Schedule of Investments (unaudited)	iShares® JPX-Nikkei 400 ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
AZ-COM MARUWA Holdings Inc.	800	$5,828
Mitsui-Soko Holdings Co. Ltd.	800	23,854
Nippon Express Holdings Inc.	1,600	74,049
Sankyu Inc.	800	27,403
SBS Holdings Inc.	800	13,348
Senko Group Holdings Co. Ltd.	2,400	16,856
SG Holdings Co. Ltd.	8,000	73,979
Yamato Holdings Co. Ltd.	6,400	70,527
		305,844
Automobile Components — 2.3%
Aisin Corp.	4,000	130,675
Bridgestone Corp.	14,400	568,215
Denso Corp.	39,400	614,996
Koito Manufacturing Co. Ltd.	4,800	66,174
KYB Corp.	300	10,146
Nifco Inc./Japan	1,600	38,360
Niterra Co. Ltd.	4,000	116,642
Sumitomo Electric Industries Ltd.	18,400	287,675
Sumitomo Rubber Industries Ltd.	4,800	48,158
Toyo Tire Corp.	2,400	38,517
Toyoda Gosei Co. Ltd.	1,600	28,274
Toyota Boshoku Corp.	2,400	31,876
Yokohama Rubber Co. Ltd. (The)	2,400	53,383
		2,033,091
Automobiles — 4.6%
Honda Motor Co. Ltd.	113,600	1,221,198
Isuzu Motors Ltd.	13,600	180,805
Mazda Motor Corp.	16,000	154,256
Subaru Corp.	15,200	323,233
Suzuki Motor Corp.	35,200	406,370
Toyota Motor Corp.	72,820	1,494,082
Yamaha Motor Co. Ltd.	21,600	200,811
		3,980,755
Banks — 7.0%
Chiba Bank Ltd. (The)	13,600	121,901
Concordia Financial Group Ltd.	25,600	151,641
Fukuoka Financial Group Inc.	4,000	107,716
Mebuki Financial Group Inc.	21,600	84,703
Mitsubishi UFJ Financial Group Inc.	155,200	1,674,923
Mizuho Financial Group Inc.	64,050	1,348,085
Resona Holdings Inc.	55,200	367,198
Seven Bank Ltd.	15,200	25,497
Sumitomo Mitsui Financial Group Inc.	26,400	1,772,097
Sumitomo Mitsui Trust Holdings Inc.	16,808	386,268
		6,040,029
Beverages — 0.9%
Asahi Group Holdings Ltd.	11,200	396,307
Kirin Holdings Co. Ltd.	20,000	258,352
Suntory Beverage & Food Ltd.	3,200	113,652
Takara Holdings Inc.	3,200	21,762
		790,073
Biotechnology — 0.1%
PeptiDream Inc.(a)	2,400	37,302
Takara Bio Inc.	1,600	10,990
		48,292
Broadline Retail — 0.5%
ASKUL Corp.	800	10,865
Izumi Co. Ltd.	800	16,041
Pan Pacific International Holdings Corp.	10,400	243,275
Security	Shares	Value

Broadline Retail (continued)
Ryohin Keikaku Co. Ltd.	6,400	$106,508
Seria Co. Ltd.	1,600	28,994
		405,683
Building Products — 1.3%
AGC Inc.	4,000	130,155
Daikin Industries Ltd.	6,000	835,294
Nichias Corp.	800	23,523
Sanwa Holdings Corp.	4,800	88,085
TOTO Ltd.	3,200	75,390
		1,152,447
Capital Markets — 1.5%
Daiwa Securities Group Inc.	36,800	282,525
JAFCO Group Co. Ltd.	1,600	18,924
Japan Exchange Group Inc.	12,000	281,440
Monex Group Inc.	4,800	21,785
Nihon M&A Center Holdings Inc.	8,000	41,432
Nomura Holdings Inc.	80,000	462,106
SBI Holdings Inc.	7,200	182,740
		1,290,952
Chemicals — 4.3%
ADEKA Corp.	1,600	32,350
Aica Kogyo Co. Ltd.	1,600	34,902
Air Water Inc.	4,800	65,224
Asahi Kasei Corp.	32,800	210,612
Daicel Corp.	6,400	61,630
Denka Co. Ltd.	1,600	21,576
Fujimi Inc.	800	15,132
Fuso Chemical Co. Ltd.	800	20,485
Kansai Paint Co. Ltd.	4,000	64,674
KH Neochem Co. Ltd.	800	11,439
Kuraray Co. Ltd.	7,200	83,306
Mitsubishi Chemical Group Corp.	35,200	196,127
Mitsubishi Gas Chemical Co. Inc.	3,200	61,384
Mitsui Chemicals Inc.	4,000	110,766
Nippon Paint Holdings Co.Ltd.	25,600	167,347
Nippon Sanso Holdings Corp.	4,800	142,546
Nissan Chemical Corp.	2,400	76,283
Nitto Denko Corp.	3,200	253,814
NOF Corp.	4,800	65,832
Shin-Etsu Chemical Co. Ltd.	38,400	1,493,055
Sumitomo Bakelite Co. Ltd.	1,600	47,009
Sumitomo Chemical Co. Ltd.	35,200	75,581
Taiyo Holdings Co. Ltd.	800	16,994
Tokuyama Corp.	1,600	29,474
Tokyo Ohka Kogyo Co. Ltd.	2,400	65,485
Toray Industries Inc.	32,000	151,768
Tosoh Corp.	6,400	83,774
Zeon Corp.	3,200	26,627
		3,685,196
Commercial Services & Supplies — 0.5%
Aeon Delight Co. Ltd.	800	19,871
Japan Elevator Service Holdings Co. Ltd.	1,600	25,796
Pilot Corp.	800	21,364
Secom Co. Ltd.	4,800	284,275
Sohgo Security Services Co. Ltd.	8,000	46,753
		398,059
Construction & Engineering — 1.0%
COMSYS Holdings Corp.	2,400	46,330
EXEO Group Inc.	4,800	47,926
Hazama Ando Corp.	4,000	29,041
Infroneer Holdings Inc.	5,600	45,573

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Kajima Corp.	10,400	$180,398
Kandenko Co. Ltd.	2,400	25,808
Kyudenko Corp.	800	29,490
Mirait One Corp.	2,400	31,369
Obayashi Corp.	16,800	200,766
Shimizu Corp.	13,600	76,640
SHO-BOND Holdings Co. Ltd.	800	28,671
Taisei Corp.	4,000	148,811
West Holdings Corp.	800	12,971
		903,794
Consumer Finance — 0.1%
Acom Co. Ltd.	8,000	20,369
AEON Financial Service Co. Ltd.	2,400	19,729
Jaccs Co. Ltd.	800	23,183
Orient Corp.	1,100	7,062
		70,343
Consumer Staples Distribution & Retail — 1.4%
Cosmos Pharmaceutical Corp.	800	64,516
Create SD Holdings Co. Ltd.	800	17,998
Kobe Bussan Co. Ltd.	4,000	89,104
Kusuri no Aoki Holdings Co. Ltd.	1,600	30,164
Lawson Inc.	400	25,682
MatsukiyoCocokara & Co.	9,600	137,860
Seven & i Holdings Co. Ltd.	52,000	635,448
Sugi Holdings Co. Ltd.	2,400	32,981
Sundrug Co. Ltd.	1,600	40,368
Tsuruha Holdings Inc.	800	45,475
Welcia Holdings Co. Ltd.	2,400	29,929
Yaoko Co. Ltd.	800	48,489
		1,198,014
Containers & Packaging — 0.0%
Rengo Co. Ltd.	4,000	25,956

Distributors — 0.0%
PALTAC Corp.	800	21,862

Diversified Telecommunication Services — 1.1%
Internet Initiative Japan Inc.	2,400	35,553
Nippon Telegraph & Telephone Corp.	922,400	872,224
U-Next Holdings Co. Ltd.	800	22,473
		930,250
Electric Utilities — 0.6%
Chubu Electric Power Co. Inc.	17,600	207,914
Kansai Electric Power Co. Inc. (The)	18,400	308,969
		516,883
Electrical Equipment — 1.8%
Fuji Electric Co. Ltd.	3,200	182,850
Mitsubishi Electric Corp.	54,400	871,766
Nidec Corp.	10,400	467,995
		1,522,611
Electronic Equipment, Instruments & Components — 4.7%
Anritsu Corp.	3,200	24,567
Azbil Corp.	3,200	89,383
Canon Marketing Japan Inc.	800	22,313
Daiwabo Holdings Co. Ltd.	2,400	43,107
Dexerials Corp.	800	37,357
Hamamatsu Photonics KK	4,000	107,454
Hirose Electric Co.Ltd.	800	88,710
Horiba Ltd.	800	64,890
Ibiden Co.Ltd.	2,400	98,237
Jeol Ltd.	800	36,330
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Kaga Electronics Co. Ltd.	800	$28,753
Keyence Corp.	2,444	1,069,685
Kyocera Corp.	30,400	350,628
Macnica Holdings Inc.	1,600	67,236
Maruwa Co. Ltd./Aichi	100	23,942
Murata Manufacturing Co. Ltd.	44,000	911,168
Omron Corp.	4,000	138,512
Shimadzu Corp.	6,400	160,410
Taiyo Yuden Co. Ltd.	2,400	60,905
TDK Corp.	8,000	491,935
Yokogawa Electric Corp.	5,600	136,002
		4,051,524
Entertainment — 2.4%
Capcom Co. Ltd.	8,800	166,469
GungHo Online Entertainment Inc.	1,690	28,493
Koei Tecmo Holdings Co. Ltd.	3,280	28,472
Konami Group Corp.	1,600	115,687
Nexon Co. Ltd.	11,200	208,367
Nintendo Co. Ltd.	25,600	1,367,079
Square Enix Holdings Co. Ltd.	2,400	72,314
Toei Animation Co. Ltd.	800	12,394
Toho Co. Ltd./Tokyo	2,400	70,210
		2,069,485
Financial Services — 1.1%
Fuyo General Lease Co. Ltd.	800	61,267
GMO Payment Gateway Inc.	800	44,293
Mitsubishi HC Capital Inc.	21,600	142,916
Mizuho Leasing Co. Ltd.	4,000	28,010
ORIX Corp.	28,800	638,320
Tokyo Century Corp.	3,200	30,087
Zenkoku Hosho Co. Ltd.	800	29,518
		974,411
Food Products — 1.6%
Ajinomoto Co. Inc.	11,200	394,186
Calbee Inc.	2,400	46,151
Kikkoman Corp.	16,000	185,953
MEIJI Holdings Co. Ltd.	5,600	121,117
Morinaga & Co. Ltd./Japan	1,600	24,853
Morinaga Milk Industry Co. Ltd.	1,600	33,667
NH Foods Ltd.	2,400	72,073
Nichirei Corp.	2,400	52,961
Nissin Foods Holdings Co. Ltd.	4,800	122,044
Nissui Corp.	6,400	34,403
Toyo Suisan Kaisha Ltd.	2,400	142,949
Yakult Honsha Co. Ltd.	6,400	114,665
		1,345,022
Gas Utilities — 0.5%
Nippon Gas Co. Ltd.	2,400	36,240
Osaka Gas Co. Ltd.	9,600	212,163
Tokyo Gas Co. Ltd.	9,600	206,669
		455,072
Health Care Equipment & Supplies — 2.8%
Asahi Intecc Co. Ltd.	5,600	78,619
Hoya Corp.	9,600	1,122,618
Nakanishi Inc.	1,600	25,332
Nihon Kohden Corp.	4,800	69,455
Olympus Corp.	28,000	451,985
Sysmex Corp.	12,000	193,703
Terumo Corp.	27,200	451,117
		2,392,829

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 0.2%
Alfresa Holdings Corp.	4,800	$65,972
BML Inc.	800	14,348
H.U. Group Holdings Inc.	1,600	23,326
Medipal Holdings Corp.	5,600	85,374
Ship Healthcare Holdings Inc.	1,600	23,714
		212,734
Health Care Technology — 0.1%
M3 Inc.	9,600	91,853

Hotels, Restaurants & Leisure — 0.3%
Food & Life Companies Ltd.	2,400	38,905
McDonald’s Holdings Co. Japan Ltd.	3,200	126,289
Zensho Holdings Co. Ltd.	2,400	91,499
		256,693
Household Durables — 2.7%
Haseko Corp.	4,800	53,159
Iida Group Holdings Co. Ltd.	4,800	63,419
Open House Group Co. Ltd.	1,600	49,160
Panasonic Holdings Corp.	57,600	473,501
Pressance Corp.	800	9,761
Rinnai Corp.	2,400	54,722
Sekisui Chemical Co. Ltd.	9,600	133,273
Sekisui House Ltd.	14,400	320,042
Sony Group Corp.	12,800	1,090,830
Sumitomo Forestry Co. Ltd.	4,000	128,230
		2,376,097
Household Products — 0.5%
Lion Corp.	6,400	49,883
Pigeon Corp.	3,200	28,929
Unicharm Corp.	10,400	334,206
		413,018
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	4,000	62,537
eRex Co. Ltd.(a)	800	3,543
RENOVA Inc.(a)	1,600	9,887
		75,967
Industrial Conglomerates — 2.6%
Hikari Tsushin Inc.	800	149,856
Hitachi Ltd.	93,000	2,094,017
		2,243,873
Insurance — 4.1%
Dai-ichi Life Holdings Inc.	22,400	599,868
MS&AD Insurance Group Holdings Inc.	32,000	714,432
Sompo Holdings Inc.	21,600	462,752
Tokio Marine Holdings Inc.	46,400	1,743,668
		3,520,720
Interactive Media & Services — 0.2%
Kakaku.com Inc.	3,200	41,991
LY Corp.	68,800	166,129
		208,120
IT Services — 2.8%
BIPROGY Inc.	1,600	44,441
Change Holdings Inc.(b)	800	6,004
Dentsu Soken Inc.	800	26,304
Digital Garage Inc.	800	12,343
DTS Corp.	800	21,001
Fujitsu Ltd.	44,800	702,620
GMO internet group Inc.	1,600	24,467
NEC Corp.	6,400	527,722
NEC Networks & System Integration Corp.	1,600	24,488
Security	Shares	Value

IT Services (continued)
NET One Systems Co. Ltd.	1,600	$29,317
Nomura Research Institute Ltd.	10,464	295,751
NS Solutions Corp.	1,600	27,161
NSD Co. Ltd.	1,600	30,735
NTT Data Group Corp.	12,800	189,095
Obic Co. Ltd.	1,600	206,452
Otsuka Corp.	4,800	92,583
SCSK Corp.	3,200	64,021
SHIFT Inc.(a)	300	27,208
TIS Inc.	5,600	108,797
		2,460,510
Leisure Products — 0.9%
Bandai Namco Holdings Inc.	12,800	250,769
Sankyo Co. Ltd.	5,600	60,893
Sega Sammy Holdings Inc.	4,800	71,315
Shimano Inc.	1,800	278,179
Yamaha Corp.	3,200	75,209
		736,365
Machinery — 6.2%
Amada Co. Ltd.	8,000	88,949
Daifuku Co. Ltd.	8,000	150,255
DMG Mori Co. Ltd.	3,200	83,702
Ebara Corp.	10,000	159,500
FANUC Corp.	23,200	636,903
Fuji Corp./Aichi	2,400	38,127
Hitachi Construction Machinery Co. Ltd.	1,600	42,904
Hoshizaki Corp.	2,400	76,339
IHI Corp.	3,200	95,955
Komatsu Ltd.	22,400	654,293
Kubota Corp.	25,600	359,756
Makita Corp.	5,600	153,317
Minebea Mitsumi Inc.	8,000	164,807
MISUMI Group Inc.	8,000	137,288
Mitsubishi Heavy Industries Ltd.	85,600	921,490
Miura Co. Ltd.	1,600	32,458
Nabtesco Corp.	3,200	54,531
NGK Insulators Ltd.	5,600	71,906
Organo Corp.	800	41,108
SMC Corp.	1,600	762,331
Sumitomo Heavy Industries Ltd.	3,200	83,512
Takeuchi Manufacturing Co.Ltd.	800	28,051
Toyota Industries Corp.	4,000	340,261
Yaskawa Electric Corp.	5,600	201,930
		5,379,673
Marine Transportation — 1.0%
Kawasaki Kisen Kaisha Ltd.	12,000	174,995
Mitsui OSK Lines Ltd.	10,400	312,693
Nippon Yusen KK	12,200	355,958
		843,646
Media — 0.2%
CyberAgent Inc.	11,200	70,192
Hakuhodo DY Holdings Inc.	6,400	46,849
Kadokawa Corp.	2,400	38,661
		155,702
Metals & Mining — 1.2%
ARE Holdings Inc.	1,600	20,915
Daiki Aluminium Industry Co. Ltd.	800	6,345
Dowa Holdings Co. Ltd.	1,100	39,333
JFE Holdings Inc.	13,600	196,284
Maruichi Steel Tube Ltd.	1,600	37,186
Mitsui Mining & Smelting Co. Ltd.	1,600	51,272

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Nippon Steel Corp.	22,400	$474,845
Sumitomo Metal Mining Co. Ltd.	5,600	170,147
Tokyo Steel Manufacturing Co. Ltd.	1,600	16,267
		1,012,594
Oil, Gas & Consumable Fuels — 1.2%
Cosmo Energy Holdings Co. Ltd.	1,600	80,768
ENEOS Holdings Inc.	76,000	391,662
Idemitsu Kosan Co. Ltd.	24,800	161,189
Inpex Corp.	22,400	328,955
Itochu Enex Co. Ltd.	1,600	15,158
Iwatani Corp.	1,600	93,204
		1,070,936
Paper & Forest Products — 0.1%
Oji Holdings Corp.	20,000	78,951

Personal Care Products — 1.1%
Kao Corp.	10,400	421,065
Kobayashi Pharmaceutical Co. Ltd.	1,600	51,962
Kose Corp.	800	50,787
Rohto Pharmaceutical Co. Ltd.	4,800	100,491
Shiseido Co. Ltd.	10,400	296,391
		920,696
Pharmaceuticals — 5.1%
Astellas Pharma Inc.	42,440	418,702
Chugai Pharmaceutical Co. Ltd.	15,200	541,247
Daiichi Sankyo Co. Ltd.	37,609	1,307,053
Eisai Co. Ltd.	5,600	230,516
JCR Pharmaceuticals Co. Ltd.	1,600	6,046
Kyowa Kirin Co. Ltd.	5,600	95,988
Nippon Shinyaku Co. Ltd.	800	16,174
Ono Pharmaceutical Co. Ltd.	10,400	142,098
Otsuka Holdings Co. Ltd.	10,400	439,366
Shionogi & Co. Ltd.	6,200	241,481
Takeda Pharmaceutical Co. Ltd.	37,600	975,277
		4,413,948
Professional Services — 2.6%
BayCurrent Consulting Inc.	3,200	64,782
Bell System24 Holdings Inc.	800	7,984
Dip Corp.	800	13,615
Fullcast Holdings Co. Ltd.	800	7,236
MEITEC Group Holdings Inc.	1,600	32,433
Pasona Group Inc.	800	10,523
Persol Holdings Co. Ltd.	50,400	69,836
Recruit Holdings Co. Ltd.	36,000	1,937,058
SMS Co. Ltd.	1,600	20,323
TechnoPro Holdings Inc.	3,200	52,413
Transcosmos Inc.	800	17,306
UT Group Co. Ltd.	800	16,323
		2,249,832
Real Estate Management & Development — 2.5%
Daito Trust Construction Co. Ltd.	1,600	165,618
Daiwa House Industry Co. Ltd.	12,800	325,886
Hulic Co. Ltd.	12,000	106,660
Katitas Co. Ltd.	1,600	17,319
Mitsubishi Estate Co. Ltd.	31,200	491,195
Mitsui Fudosan Co. Ltd.	65,800	605,618
Nomura Real Estate Holdings Inc.	2,400	60,416
Relo Group Inc.	2,400	25,648
Starts Corp. Inc.	800	16,935
Sumitomo Realty & Development Co. Ltd.	7,200	212,457
Tokyo Tatemono Co. Ltd.	4,800	76,381
Security	Shares	Value

Real Estate Management & Development (continued)
Tokyu Fudosan Holdings Corp.	14,400	$96,660
		2,200,793
Semiconductors & Semiconductor Equipment — 5.8%
Advantest Corp.	13,600	551,153
Disco Corp.	2,400	914,159
Ferrotec Holdings Corp.	1,600	27,635
Japan Material Co. Ltd.	1,600	22,134
Lasertec Corp.	2,400	538,753
Renesas Electronics Corp.	30,400	576,525
Rohm Co. Ltd.	8,800	117,636
Rorze Corp.	200	39,516
SCREEN Holdings Co. Ltd.	1,600	145,054
Shinko Electric Industries Co. Ltd.	1,600	55,940
SUMCO Corp.	8,800	127,299
Tokyo Electron Ltd.	8,300	1,816,873
Tokyo Seimitsu Co. Ltd.	800	61,379
Ulvac Inc.	800	52,588
		5,046,644
Software — 0.2%
Justsystems Corp.	800	14,961
Oracle Corp./Japan	800	55,204
Rakus Co. Ltd.	2,400	31,140
Systena Corp.	8,000	15,647
Trend Micro Inc./Japan	2,400	97,826
		214,778
Specialty Retail — 1.5%
ABC-Mart Inc.	2,400	42,120
Fast Retailing Co. Ltd.	2,900	733,529
IDOM Inc.	1,600	13,894
Kohnan Shoji Co. Ltd.	800	20,793
Komeri Co. Ltd.	800	17,453
K’s Holdings Corp.	3,200	30,148
Nextage Co. Ltd.	1,600	23,867
Nitori Holdings Co. Ltd.	1,600	169,387
Nojima Corp.	1,600	16,093
Shimamura Co. Ltd.	1,600	72,855
USS Co. Ltd.	11,200	94,313
VT Holdings Co. Ltd.	1,600	5,082
Workman Co. Ltd.(b)	800	18,673
ZOZO Inc.	3,200	80,005
		1,338,212
Technology Hardware, Storage & Peripherals — 1.0%
Brother Industries Ltd.	6,400	113,051
Elecom Co. Ltd.	1,600	16,268
FUJIFILM Holdings Corp.	27,200	638,022
MCJ Co. Ltd.	1,600	15,045
Seiko Epson Corp.	6,400	100,052
Wacom Co. Ltd.	4,000	18,869
		901,307
Textiles, Apparel & Luxury Goods — 0.0%
Goldwin Inc.	800	43,814

Tobacco — 0.9%
Japan Tobacco Inc.	28,800	779,887

Trading Companies & Distributors — 7.9%
Hanwa Co.Ltd.	800	30,718
Inabata & Co. Ltd.	800	17,576
ITOCHU Corp.	32,800	1,612,388
Kanematsu Corp.	2,400	40,331
Marubeni Corp.	42,400	786,205

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Mitsubishi Corp.	77,600	$1,525,452
Mitsui & Co. Ltd.	65,600	1,496,114
MonotaRO Co. Ltd.	7,200	84,323
Sojitz Corp.	5,620	137,281
Sumitomo Corp.	31,200	783,805
Toyota Tsusho Corp.	14,400	281,421
		6,795,614
Wireless Telecommunication Services — 4.0%
KDDI Corp.	36,800	974,887
SoftBank Corp.	76,800	939,265
SoftBank Group Corp.	24,000	1,543,709
		3,457,861

Total Long-Term Investments — 99.5%
(Cost: $81,022,432)		86,109,315

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)(e)	22,907	22,914
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	30,000	$30,000

Total Short-Term Securities — 0.0%
(Cost: $52,916)		52,914

Total Investments — 99.5%
(Cost: $81,075,348)		86,162,229

Other Assets Less Liabilities — 0.5%		394,571

Net Assets — 100.0%		$86,556,800

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$96,952	$—		$(74,013	)(a)	$(32)	$7	$22,914	22,907	$146	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	10,000	(a)	—		—	—	30,000	30,000	586		—
						$(32)	$7	$52,914		$732		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Mini TOPIX Index	24	09/12/24	$421	$5,896

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$148,444	$85,960,871	$—	$86,109,315
Short-Term Securities
Money Market Funds	52,914	—	—	52,914
	$201,358	$85,960,871	$—	$86,162,229
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$5,896	$—	$5,896

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.